Description of Business	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) (NYSE:NM) is a global seaborne shipping and logistics company focused on the transport and transshipment of dry bulk commodities, including iron ore, coal and grain.

Navios Logistics

Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, was incorporated under the laws of the Republic of the Marshall Islands on December 17, 2007. Navios Logistics believes it is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products. As of December 31, 2020, Navios Holdings owned 63.8% of Navios Logistics’ stock.

Navios Containers

Navios Maritime Containers L.P. (“Navios Containers”) (NASDAQ: NMCI) is a growth-oriented international owner and operator of containerships.

On November 30, 2018, Navios Maritime Containers Inc. was converted into a limited partnership named Navios Containers. Upon this conversion, Navios Containers commenced trading its common units on the Nasdaq Global Select Market (or “NASDAQ”) on December 10, 2018. In connection with the conversion, Navios Maritime Containers GP LLC, a Republic of the Marshall Islands limited liability company and wholly-owned subsidiary of Navios Holdings, was admitted as Navios Containers’ general partner. As of that date, as a result of holding the general partner interest, which had the power to govern the financial and operating policies of Navios Containers, Navios Holdings obtained control over Navios Containers and consequently the results of operations of Navios Containers were consolidated under Navios Holdings. Following the sale of Navios Containers’ general partnership interest effected on August 30, 2019, referred to in Note 3, Navios Holdings lost control and deconsolidated Navios Containers from that date onwards. The results of operations of Navios Containers for the period consolidated under Navios Holdings have been reported as discontinued operations for the periods from January 1, 2019 to August 30, 2019 and from November 30, 2018 to December 31, 2018.

As a result, from August 30, 2019, Navios Containers is not a controlled subsidiary of the Company and the investment in Navios Containers is accounted for under the equity method due to Navios Holdings’ significant influence over Navios Containers.

As of December 31, 2020, Navios Holdings had a 3.9% ownership interest in Navios Containers.

 Following the acquisition of Navios Containers by Navios Partners, which was completed on March 31, 2021, Navios Containers’ common units were no longer listed for trading on NASDAQ. (Refer to Note 9).

Navios Partners

Navios Maritime Partners L.P. (“Navios Partners”) (NYSE:NMM) is an international owner and operator of dry cargo vessels and is engaged in seaborne transportation services of a wide range of dry cargo commodities including iron ore, coal, grain, fertilizer and also containerships, chartering its vessels under medium to longer-term charters.

As of December 31, 2020 and following the sale of Navios Partners’ general partnership interest, referred to in Note 3, Navios Holdings had a 17.9% ownership interest in Navios Partners. Incentive distribution rights are held by a consolidated subsidiary of Navios Holdings.

On March 31, 2021, Navios Partners completed the acquisition of Navios Containers (Refer to Note 9).

Navios Acquisition

Navios Maritime Acquisition Corporation (“Navios Acquisition”) (NYSE: NNA), is an owner and operator of tanker vessels focusing on the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.

As of December 31, 2020, Navios Holdings owned a 29.5% economic interest in Navios Acquisition.

Navios Europe I

On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe Inc. (“Navios Europe I”) and had economic interests of 47.5%, 47.5% and 5.0%, respectively. Navios Europe I was engaged in the marine transportation industry through the ownership of five tanker and five containership vessels. Effective November 2014, Navios Holdings, Navios Acquisition and Navios Partners had voting interests of 50%, 50% and 0%, respectively. Navios Europe I was liquidated in December 2019 (Refer to Note 16).

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe (II) Inc. (“Navios Europe II”) and had economic interests of 47.5%, 47.5% and 5.0%, respectively and voting interests of 50%, 50% and 0%, respectively. Navios Europe II was engaged in the marine transportation industry through the ownership of seven dry bulk and seven containership vessels. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. The structure was liquidated in June 2020 (Refer to Note 16).